Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [line items]
Applicable tax rate	27.00%	27.00%
CANADA
Income Taxes [line items]
Resource related expense accumulated with no deferred tax benefit recognized	$ 8.5	$ 8.5